SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Issued and outstanding common shares continuity

	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2021	678,981,882	$1,366,710
Issued for cash:
Unit issue proceeds-total	110,023,950	144,214
Less: allocation to share purchase warrants liability (note 15)	—	(13,234)
Unit issue costs-total	—	(8,584)
Less: allocation to share purchase warrants issue expense	—	791
Other share issue proceeds-total	13,996,486	19,889
Less: other share issue costs	—	(1,798)
Share option exercises	8,451,848	6,300
Share purchase warrant exercises	5,500	14
Share option exercises-transfer from contributed surplus	—	2,157
Share unit exercises-transfer from contributed surplus	970,329	566
Share purchase warrant exercises-warrant liability settled	—	4
	133,448,113	150,319
Balance-December 31, 2021	812,429,995	$1,517,029

Issued for cash:
Shares issued for cash-total	11,042,862	20,200
Less:share issue costs	—	(599)
Other share issue-total	128,052	219
Less: other share issue costs	—	(50)
Share option exercises	2,169,681	1,459
Share option exercises-transfer from contributed surplus	—	550
Share unit exercises-transfer from contributed surplus	555,002	401
	13,895,597	22,180
Balance-December 31, 2022	826,325,592	$1,539,209